Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]	For asset derivatives and liability derivatives, the fair values of the Company’s outstanding derivative instruments as of December 31, 2021 and December 31, 2020 are summarized below:

	Asset Derivatives as of December 31, 2021(*)	Asset Derivatives as of December 31, 2020(*)	Liability Derivatives as of December 31, 2021(**)	Liability Derivatives as of December 31, 2020(**)
Derivatives designated as hedging instruments
Foreign exchange contracts	87,878	13,410	33,315	21,517
Cross-currency interest rate swaps	27,286	16,851	—	—
	$115,164	$30,261	$33,315	$21,517
Derivatives not designated as hedging instruments
Foreign exchange contracts	—	1,266	7,500	1,062
	$115,164	$31,527	$40,815	$22,579

(*)    Presented as part of other receivables and long-term other receivables.
(**)    Presented as part of other payables and long-term other payables.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]
The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2021 and December 31, 2020, are summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income, net as of December 31, 2021	Gain (Loss) Recognized in Other Comprehensive Income, net as of December 31, 2020	Gain (Loss) on of Derivative Reclassified from Accumulated Other Comprehensive Income (*) as of December 31, 2021	Gain (Loss) on of Derivative Reclassified from Accumulated Other Comprehensive Income (*) as of December 31, 2020
Foreign exchange contracts	$110,348	$12,602	$(32,949)	$41,787

(*)    Presented as part of revenues/cost of revenue and equity in net earning of affiliated companies and partnerships.

Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The notional amounts of outstanding foreign exchange forward contracts at December 31, 2021 is summarized below:

	Buy December 31, 2021	Buy December 31, 2020	Sell December 31, 2021	Sell December 31, 2020
Euro	$527,378	$80,340	$872,751	$420,154
GBP	6,333	4,866	165,980	109,224
NIS	894,013	52,600	334,157	—
Other	20,837	19,608	247,846	176,185
	$1,448,561	$157,414	$1,620,734	$705,563